Institutional [Member] Expense Example - Institutional - Harding Loevner Frontier Emerging Markets Portfolio - Institutional Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,702